PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Composition of Property and Equipment
Composition of assets, grouped by major classification, is as follows:

	December 31
	2011	2012
	In thousands
Cost:
Computers, software and equipment	$6,394	$5,797
Office furniture and equipment	179	179
Leasehold improvements	341	346
	6,914	6,322
Less - accumulated depreciation and amortization	5,864	5,471
	$1,050	$851